Investments (Reconciliation Of Available-For-Sale Securities From Cost Basis To Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortized cost, gross unrealized gains, losses, OTTI and fair value of AFS securities
Amortized Cost, Total	$ 110,944
Allowance for Credit Losses	21	$ 19	$ 13
Fair Value	99,465	117,476
Fixed Maturity AFS Securities [Member]
Amortized cost, gross unrealized gains, losses, OTTI and fair value of AFS securities
Amortized Cost, Total	110,944	104,491
Gross Unrealized Gains	1,041	13,431
Gross Unrealized Losses	12,499	427
Allowance for Credit Losses	21	19
Fair Value	99,465	117,476
Corporate Bonds [Member]
Amortized cost, gross unrealized gains, losses, OTTI and fair value of AFS securities
Allowance for Credit Losses	9	17	12
Corporate Bonds [Member] | Fixed Maturity AFS Securities [Member]
Amortized cost, gross unrealized gains, losses, OTTI and fair value of AFS securities
Amortized Cost, Total	88,950	86,197
Gross Unrealized Gains	763	11,569
Gross Unrealized Losses	10,538	326
Allowance for Credit Losses	9	17
Fair Value	79,166	97,423
ABS [Member] | Fixed Maturity AFS Securities [Member]
Amortized cost, gross unrealized gains, losses, OTTI and fair value of AFS securities
Amortized Cost, Total	11,791	8,433
Gross Unrealized Gains	37	127
Gross Unrealized Losses	925	54
Allowance for Credit Losses	4
Fair Value	10,899	8,506
U.S. Government Bonds [Member] | Fixed Maturity AFS Securities [Member]
Amortized cost, gross unrealized gains, losses, OTTI and fair value of AFS securities
Amortized Cost, Total	377	348
Gross Unrealized Gains	5	54
Gross Unrealized Losses	31	2
Fair Value	351	400
Foreign Government Bonds [Member] | Fixed Maturity AFS Securities [Member]
Amortized cost, gross unrealized gains, losses, OTTI and fair value of AFS securities
Amortized Cost, Total	339	365
Gross Unrealized Gains	17	63
Gross Unrealized Losses	45	5
Fair Value	311	423
RMBS [Member]
Amortized cost, gross unrealized gains, losses, OTTI and fair value of AFS securities
Allowance for Credit Losses	7	1	$ 1
RMBS [Member] | Fixed Maturity AFS Securities [Member]
Amortized cost, gross unrealized gains, losses, OTTI and fair value of AFS securities
Amortized Cost, Total	2,025	2,132
Gross Unrealized Gains	21	178
Gross Unrealized Losses	203	4
Allowance for Credit Losses	7	1
Fair Value	1,836	2,305
CMBS [Member] | Fixed Maturity AFS Securities [Member]
Amortized cost, gross unrealized gains, losses, OTTI and fair value of AFS securities
Amortized Cost, Total	1,908	1,542
Gross Unrealized Gains	3	62
Gross Unrealized Losses	244	14
Fair Value	1,667	1,590
State And Municipal Bonds [Member] | Fixed Maturity AFS Securities [Member]
Amortized cost, gross unrealized gains, losses, OTTI and fair value of AFS securities
Amortized Cost, Total	5,198	5,113
Gross Unrealized Gains	170	1,275
Gross Unrealized Losses	483	11
Fair Value	4,885	6,377
Hybrid And Redeemable Preferred Securities [Member] | Fixed Maturity AFS Securities [Member]
Amortized cost, gross unrealized gains, losses, OTTI and fair value of AFS securities
Amortized Cost, Total	356	361
Gross Unrealized Gains	25	103
Gross Unrealized Losses	30	11
Allowance for Credit Losses	1	1
Fair Value	$ 350	$ 452